9. SHARE CAPITAL (Details - Warrants activity) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants outstanding, beginning balance	2,831,338	3,131,556	4,367,297
Warrants issued	0	0	0
Warrants canceled / exercised	(81,000)	0	0
Warrants expired	(231,100)	(300,218)	(1,235,741)
Warrants outstanding, ending balance	2,519,238	2,831,338	3,131,556
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding beginning	$ 1.87	$ 1.84	$ 1.75
Warrants canceled / exercised	0.56
Warrants expired	1.54	1.54	1.54
Weighted Average Exercise Price Outstanding, ending	$ 1.73	$ 1.87	$ 1.84
Warrants Exercisable
Warrants Exercisable outstanding	2,519,238	2,831,338	3,131,556	4,367,297
Weighted Average Exercise Price outstanding	$ 1.73	$ 1.87	$ 1.84	$ 1.75